Share capital (Tables)	3 Months Ended
Jan. 31, 2019
Text block [abstract]
Schedule of Common Shares Issued

Common shares

$ millions, except number of shares, for the three months ended		2019 Jan. 31		2018 Oct. 31			2018 Jan. 31
	Number of shares	Amount	Number of shares	Amount	Number of shares		Amount
Balance at beginning of period	442,826,380	$13,243	443,717,169	$13,201	439,313,303		$12,548
Issuance pursuant to:
Acquisition of The PrivateBank	–	–	–	–	1,689,450		194
Acquisition of Wellington Financial	–	–	–	–	378,848		47
Equity-settled share-based compensation plans	127,790	14	201,876	17	512,730		49
Shareholder investment plan (1)	524,183	57	423,029	48	1,643,165		197
Employee share purchase plan	299,646	33	234,739	29	265,005		32
	443,777,999	13,347	444,576,813	13,295	443,802,501		13,067
Purchase of common shares for cancellation	–	–	(1,750,000)	(52)	–		–
Treasury shares	24,264	3	(433)	–	22,490		3
Balance at end of period (2)	443,802,263	$13,350	442,826,380	$13,243	443,824,991	(3)	$13,070
(1)

Commencing with the dividends paid on April 27, 2018, the shares for the Dividend Reinvestment Option and Stock Dividend Option of the Shareholder Investment Plan (the Plan) were issued from Treasury without discount. Prior to this, these shares were issued at a 2% discount from average market price. The participants in the Share Purchase Option of the Plan continue to receive shares issued from Treasury with no discount.

(2)	Excludes 60,532 restricted shares as at January 31, 2019 (October 31, 2018: 60,764; January 31, 2018: 189,573).
(3)

Excludes 321,440 common shares which were issued and outstanding but which had not been acquired by a third party as at January 31, 2018. These shares were issued as a component of our acquisition of The PrivateBank.

Schedule of Regulatory Capital and Ratios

Our capital ratios and leverage ratio are presented in the table below:

$ millions, as at		2019 Jan. 31	2018 Oct. 31
Common Equity Tier 1 (CET1) capital		$25,336	$24,641
Tier 1 capital	A	28,679	27,908
Total capital		33,063	32,230

Total risk-weighted assets (RWAs) (1)		225,663	n/a
CET1 capital RWA (1)		n/a	216,144
Tier 1 capital RWA (1)		n/a	216,303
Total capital RWA (1)		n/a	216,462

CET1 ratio		11.2%	11.4%
Tier 1 capital ratio		12.7%	12.9%
Total capital ratio		14.7%	14.9%
Leverage ratio exposure	B	$674,962	$653,946
Leverage ratio	A/B	4.2%	4.3%
(1)

During 2018, before any capital floor requirement, there were three different levels of RWAs for the calculation of CIBC’s CET1, Tier 1 and Total capital ratios as CIBC elected in 2014 to phase-in the credit valuation adjustment (CVA) capital charge as permitted under OSFI’s guideline. Beginning in the first quarter of 2019 the ratios are calculated by reference to the same level of RWAs as the phase-in of the CVA capital charge has been completed.

n/a	Not applicable.